RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Sanovas Ophthalmology LLC [Member]
Related Party Transaction [Line Items]
Related party cost		$ 165,375	$ 169,650	$ 654,300	$ 561,640
issuance of shares of common stock	296,000			296,000	363,362
Payment of expenses	$ 666,000			$ 666,000	$ 1,090,087
Advance funds received	16,000	177,000		16,000
Sanovas Ophthalmology LLC [Member] | Officer [Member]
Related Party Transaction [Line Items]
Related party cost		165,400	$ 169,700	630,000	495,000
Related Party [Member]
Related Party Transaction [Line Items]
Advance funds received	$ 467,793	$ 506,748		$ 467,793	$ 457,534